Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivables
Trade And Other Receivables [Line Items]
Non-related party	₩ 59,633	₩ 41,516
Related party	1,053	775
Deduction : Allowance for doubtful receivables	(22)	(123)	₩ (126)	₩ (125)
Total	60,664	42,168
Other Receivables
Trade And Other Receivables [Line Items]
Non-related party	339	744
Deduction : Allowance for doubtful receivables	(84)	(46)	₩ (45)	₩ (47)
Total	₩ 255	₩ 698